Schedule of consolidated financial statement (Details) (Parenthetical)	Dec. 30, 2024 USD ($)	Mar. 01, 2022 SGD ($)	Dec. 31, 2024
Singapore Emergency Medical Assistance Private Limited [Member]
Ownership percentage		100.00%	100.00%
Consideration		$ 1.0
Kent Ridge Healthcare Singapore Pte Ltd [Member]
Ownership percentage	100.00%		100.00%
Consideration	$ 1